Accounts Receivable, Net (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Recovery of bad debt	$ 15,358
Provision for bad debt	(15,358)	$ 205,829
Allowance for doubtful accounts	10,047		23,982
Allowance for doubtful accounts written off	0	$ 205,829
Accounts receivable related parties	3,303,159		$ 1,916,840
Linshui and Dogness Newwork [Member]
Accounts receivable related parties	$ 497,974
Accounts Receivable [Member]
Concentration risk, percentage	98.00%
Collected at the Date of this Report [Member]
Accounts receivable related parties	$ 181,409
Third Party Customers [Member]
Accounts receivable related parties	3,200,000
Third Party Customers [Member] | RMB [Member]
Accounts receivable related parties	$ 21,200,000